FAIR VALUE ESTIMATES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash	$ 38,775	$ 38,517
Liabilities
8% Senior Secured Convertible Promissory Note, Issued March 5, 2021, Net of Discount	816,532
8% Senior Secured Convertible Promissory Note, Net	0	688,166
8% Senior Secured Convertible Promissory Note issued December 2, 2019		121,691
Loan from MAAB	1,476,664	1,209,350
CEBA Loan	49,677	0
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Assets
Cash	38,775	38,517
Significant Unobservable Inputs (Level 3) [Member]
Liabilities
8% Senior Secured Convertible Promissory Note, Issued March 5, 2021, Net of Discount	816,532
8% Senior Secured Convertible Promissory Note, Net		688,166
8% Senior Secured Convertible Promissory Note issued December 2, 2019		121,691
Loan from MAAB	1,476,664	$ 1,209,350
CEBA Loan	$ 49,677